SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Investments in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in affiliates
Impairment charges on investments	$ 3,686	$ 0	$ 0
Impairment of long-lived assets
Impairment charges for property, plant and equipment	11,626	22,757	6,992
Assets retirement obligation
Assets Retirement Obligation (ARO) included in solar power systems	109	1,503
Revenue recognition
Inventories relating to unrecognized revenue	7,100	5,900	7,300
Performance-based energy incentives recognized	10,900	22,800	16,100
Total lease income recognized related to PPAs	2,500	6,200	6,100
Shipping and handling costs
Shipping and handling costs relating to sales	79,853	68,451	73,008
Research and development
Research and development expenses	$ 28,777	17,407	17,056
Minimum
Revenue recognition
Construction period	6 months
Maximum
Revenue recognition
Construction period	1 year
Other liabilities
Revenue recognition
Assets sold under profit sharing arrangement	$ 4,800	4,800
Toll manufacturing arrangements
Revenue recognition
Revenue recognized	0	0	6,764
Disposal of solar power projects, option to repurchase
Revenue recognition
Revenue recognized	0
Revenue recognized using the full accrual method	632,256	22,237	557,132
Revenue recognized using the percentage-of-completion method	0	428	$ 863
Disposal of solar power projects, option to repurchase | Financing liabilities
Revenue recognition
Distributions from the partnership	9,600	1,400
Disposal of solar power projects, option to repurchase | Other current liabilities
Revenue recognition
Financing liabilities	$ 407,700	$ 459,300